Debt securities in issue	12 Months Ended
Dec. 31, 2022
Debt securities in issue [Abstract]
Debt securities in issue	17 Debt securities in issue
Debt securities in issue relates to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING Group, except for subordinated items. Debt securities in issue does not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business.

Debt securities in issue – maturities
In EUR million	2022	2021
Fixed rate debt securities
Within 1 year	21,176	34,559
More than 1 year but less than 2 years	2,777	6,245
More than 2 years but less than 3 years	7,897	2,791
More than 3 years but less than 4 years	10,067	4,924
More than 4 years but less than 5 years	8,039	7,035
More than 5 years	28,582	29,843
Total fixed rate debt securities	78,539	85,397

Floating rate debt securities
Within 1 year	15,286	3,389
More than 1 year but less than 2 years	307	1,534
More than 2 years but less than 3 years	256	137
More than 3 years but less than 4 years	958	194
More than 4 years but less than 5 years	467	192
More than 5 years	105	942
Total floating rate debt securities	17,379	6,388

Total debt securities	95,918	91,784
Reference is made to Note 32 'Changes in liabilities arising from financing activities' for further information on issuances, redemptions and non-cash movements.